TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective tax rate	25.00%	26.50%	26.50%
Net operating loss carry forward	$ 67,681
Capital loss carryforwards	3,450
Deferred tax assets:
Net operating losses carry forward	16,920	$ 16,439
Capital loss carryforward	862	862
Allowances and reserve	325	364
Total deferred tax assets before valuation allowance	18,107	17,665
Valuation allowance	(18,107)	(17,665)
Net deferred tax assets
2017 [Member]
Effective tax rate	24.00%
2018 [Member]
Effective tax rate	23.00%